Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%
Pension costs	$ 209,978	$ 6,857	$ 188,141	$ 214,599
Expected contribution to defined benefit plans			547,179
Expected contribution to defined benefit plans in 2023	600,399	19,608
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	11,898	389	7,735	32,836
Accrued pension liabilities	383,805		381,512		$ 12,534
Gains (losses) on remeasurements of defined benefit plans	$ 954	$ 31	$ 3,778	$ 17,292
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	7 years	7 years	6 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	13 years	13 years	13 years